Property, Plant and Equipment:	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 7. Property, Plant and Equipment:

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
June 30, 2024
Furniture and office equipment	$423,813	$(397,142)	$26,671
Transportation equipment	326,788	(326,788)	–
Leasehold improvements	29,390	(29,390)	–
Mineral property	350,000	–	350,000
	$1,129,991	$(753,320)	$376,671

		Accumulated
	Cost	Depreciation	Net
December 31, 2023
Furniture and office equipment	423,813	(389,423)	34,390
Transportation equipment	326,788	(326,788)	–
Leasehold improvements	29,390	(29,390)	–
Mineral property	350,000	–	350,000
	$1,129,991	$(745,601)	$384,390

We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. No impairment write-downs of property, plant and equipment were recorded during the six months ended June 30, 2024. During the six months ended June 30, 2023, the Company recorded an impairment charge of approximately $0.2 million to reduce the carrying value of assets held for sale to their estimated fair value less costs to sell.